STOCKHOLDERS’ EQUITY - Narrative (Details) $ / shares in Units, $ in Millions			3 Months Ended						5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 07, 2025 USD ($) $ / shares shares	Apr. 01, 2024 shares	Dec. 31, 2025 USD ($) vote $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2023 $ / shares	Jun. 30, 2023 $ / shares	Mar. 31, 2023 $ / shares	Dec. 31, 2025 USD ($) vote $ / shares shares	Aug. 06, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.001
Preferred stock dividends | $											$ 14	$ 58
Minimum class A shares for conversion			5,000						5,000
Deferred income taxes | $									$ 6	$ 8	$ 34	$ 14
Private Placement | Restricted Stock
Class of Stock [Line Items]
Shares granted during the period (in shares)			3,500,000
NAI Transaction and The Transactions
Class of Stock [Line Items]
Proceeds from PIPE Transaction, net of subscription discount | $									$ 1,520
Paramount Global | NAI Transaction and The Transactions
Class of Stock [Line Items]
Cash paid to stockholders (see Note $13) | $	$ 4,454
Proceeds from PIPE Transaction, net of subscription discount | $	1,517
Skydance Investor Group
Class of Stock [Line Items]
Cash paid to stockholders (see Note $13) | $	$ 4,450
Class A Common Stock
Class of Stock [Line Items]
Votes per share | vote			1						1
Common stock, shares authorized (in shares)			55,000,000						55,000,000		55,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001						$ 0.001		$ 0.001
Class A Common Stock | Shareholders Other Than NAI Equity Investors
Class of Stock [Line Items]
Shares converted (in shares)	2,000,000.0
Class A Common Stock | Shareholders Other Than NAI Equity Investors | Paramount Global
Class of Stock [Line Items]
Shares converted (in shares)	2,000,000.0
Paramount Skydance Corporation Class A Common Stock
Class of Stock [Line Items]
Common stock, conversion rate										1
Shares issued (in shares)	40,700,000
Common stock, shares authorized (in shares)	55,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Paramount Skydance Corporation Class A Common Stock | Paramount Global
Class of Stock [Line Items]
Common stock, conversion rate										1
Paramount Skydance Corporation Class A Common Stock | Shareholders Other Than NAI Equity Investors
Class of Stock [Line Items]
Cancellation of cash-settled stock (in shares)	7,200,000
Cash settlement of shares (in dollars per share) | $ / shares	$ 23.00
Paramount Skydance Corporation Class B Common Stock
Class of Stock [Line Items]
Common stock, conversion rate										1
Shares issued (in shares)	633,600,000
Common stock, shares authorized (in shares)	5,500,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001
Paramount Skydance Corporation Class B Common Stock | Paramount Global
Class of Stock [Line Items]
Common stock, conversion rate										1
Paramount Skydance Corporation Class B Common Stock | Shareholders Other Than NAI Equity Investors
Class of Stock [Line Items]
Common stock, conversion rate	1.5333
Cancellation of cash-settled stock (in shares)	285,900,000
Shares issued (in shares)	3,100,000
Paramount Skydance Corporation Class B Common Stock | Shareholders Other Than NAI Equity Investors | Paramount Global
Class of Stock [Line Items]
Common stock, conversion rate	1.5333
Shares issued (in shares)	3,100,000
Paramount Skydance Corporation Class B Common Stock | Shareholders Other Than NAI Equity Investors, NAI Equity Investors, And Other Affiliates
Class of Stock [Line Items]
Common stock, conversion rate	1
Cancellation of cash-settled stock (in shares)	285,900,000
Cash settlement of shares (in dollars per share) | $ / shares	$ 15.00
Paramount Skydance Corporation Class B Common Stock | Skydance Investor Group
Class of Stock [Line Items]
Stock issuance (in shares)	400,000,000.0
Share price (in dollars per share) | $ / shares	$ 15.00
Warrant issuance (in shares)	200,000,000
Warrants price (in dollars per share) | $ / shares	$ 30.50
Warrant expiration period (in years)	5 years
Paramount Skydance Corporation Class B Common Stock | Skydance Investor Group | Paramount Global
Class of Stock [Line Items]
Stock issuance (in shares)	318,800,000
Share price (in dollars per share) | $ / shares										$ 11.04
Paramount Skydance Corporation Class B Common Stock | Skydance Membership Unit And Skydance Phantom Unit Award Holders
Class of Stock [Line Items]
Issuance, before reduction in connection with tax withholding requirements (in shares)	316,700,000
Addition of Skydance (in shares)	313,800,000
Class B Common Stock
Class of Stock [Line Items]
Shares issued (in shares)		11,500,000
Common stock, shares authorized (in shares)			5,500,000,000						5,500,000,000		5,000,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001						$ 0.001		$ 0.001
Preferred shares convertible rate		1.1765		1.0013
Class B Common Stock | Private Placement
Class of Stock [Line Items]
Sale of stock, issued (in shares)			5,400,000
Sale of stock, price (in dollars per share) | $ / shares			$ 19.09						$ 19.09
Sale of stock, aggregate value | $			$ 104
Sale of stock, additional expected issues (in shares)			700,000
Sale of stock, additional expected aggregate value | $			$ 13
Class B Common Stock | Skydance Investor Group | Paramount Global
Class of Stock [Line Items]
Share price (in dollars per share) | $ / shares										$ 11.04
Mandatory Convertible Preferred Stock
Class of Stock [Line Items]
Shares issued (in shares)				300,000
Preferred stock outstanding (in shares)		9,700,000			10,000,000							10,000,000
Dividends declared per preferred share (in dollars per share) | $ / shares				$ 1.4375	$ 1.4375	$ 1.4375	$ 1.4375	$ 1.4375
Preferred stock dividends | $				$ 14								$ 58